Cover	May 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2022
Entity File Number	000-33271
Entity Registrant Name	PURTHANOL RESOURCES LTD.
Entity Central Index Key	0001126162
Entity Tax Identification Number	98-0229951
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2711 Centreville Rd Suite 400
Entity Address, Address Line Two	Wilmington
Entity Address, City or Town	,
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	302
Local Phone Number	288-0658
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false